UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31

Date of reporting period:	3/31/08

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-Q reporting requirements. Separate N-Q Forms will be filed for these series, as appropriate.

Dreyfus Premier New Leaders Fund

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier New Leaders Fund
March 31, 2008 (Unaudited)

Common Stocks--98.5%	Shares	Value ($)

Commercial & Professional Services--6.2%
AmerisourceBergen	89,300	3,659,514
Avnet	416,100 a	13,618,953
Dun & Bradstreet	140,100	11,401,338
Manpower	230,100	12,945,426
Patterson Cos.	201,600 a,b	7,318,080
SEI Investments	233,500	5,765,115
		54,708,426
Communications--1.3%
Qwest Communications International	578,600 b	2,621,058
Telephone & Data Systems	69,000	2,709,630
Windstream	517,700 b	6,186,515
		11,517,203
Consumer Durables--.6%
Mattel	250,000	4,975,000
Consumer Non-Durables--4.9%
Coca-Cola Enterprises	99,400	2,405,480
International Flavors & Fragrances	150,400 b	6,625,120
Jones Apparel Group	312,400 b	4,192,408
McCormick & Co.	167,300 b	6,185,081
Molson Coors Brewing, Cl. B	98,500 b	5,178,145
Pepsi Bottling Group	436,600	14,805,106
Wm. Wrigley Jr.	63,300 b	3,977,772
		43,369,112
Consumer Services--3.7%
Darden Restaurants	142,500 b	4,638,375
Expedia	218,200 a,b	4,776,398
Liberty Entertainment, Cl. A	351,200 a	7,951,168
Meredith	84,400 b	3,228,300
Regal Entertainment Group, Cl. A	208,496 b	4,021,888
Royal Caribbean Cruises	68,500 b	2,253,650
Wynn Resorts	57,700 b	5,806,928
		32,676,707
Electronic Technology--11.8%
ADC Telecommunications	513,300 a,b	6,200,664
Ciena	141,300 a,b	4,356,279
Goodrich	56,300	3,237,813
Harris	174,800	8,483,044
Intersil, Cl. A	485,700	12,467,919
Juniper Networks	279,800 a	6,995,000
NCR	426,000 a	9,725,580
NVIDIA	241,300 a	4,775,327
Precision Castparts	195,600	19,966,848
Rockwell Collins	91,200	5,212,080
Synopsys	177,500 a	4,031,025
Western Digital	268,400 a,b	7,257,536
Xerox	827,100	12,381,687
		105,090,802
Energy Minerals--3.4%
Chesapeake Energy	484,800 b	22,373,520
Cimarex Energy	66,600	3,645,684
Frontier Oil	36,000	981,360
Holly	67,900	2,947,539

		29,948,103
Finance--15.9%
American Capital Strategies	80,000 b	2,732,800
AON	118,100	4,747,620
Assurant	211,500	12,871,890
Axis Capital Holdings	243,900	8,287,722
Cincinnati Financial	182,100	6,927,084
Comerica	311,200 b	10,916,896
HCC Insurance Holdings	276,900	6,282,861
Hospitality Properties Trust	244,600 b	8,321,292
Host Hotels & Resorts	368,710 b	5,869,863
Huntington Bancshares	464,000 b	4,988,000
IntercontinentalExchange	33,100 a	4,319,550
iStar Financial	266,100 b	3,733,383
Janus Capital Group	162,800 b	3,788,356
Jones Lang LaSalle	147,200 b	11,384,448
Marshall & Ilsley	228,498 b	5,301,154
Nasdaq Omx	166,900 a	6,452,354
ProLogis	418,700 b	24,644,682
Reinsurance Group of America	30,200	1,644,088
Safeco	101,100	4,436,268
SL Green Realty	28,100 b	2,289,307
StanCorp Financial Group	2,400	114,504
Transatlantic Holdings	20,500	1,360,175
		141,414,297
Health Care Technology--4.6%
Endo Pharmaceuticals Holdings	334,800 a,b	8,015,112
Intuitive Surgical	24,100 a	7,816,835
Invitrogen	69,700 a	5,957,259
Millennium Pharmaceuticals	894,400 a,b	13,827,424
Watson Pharmaceuticals	175,900 a,b	5,157,388
		40,774,018
Industrial Services--12.1%
Allied Waste Industries	1,231,300 a,b	13,310,353
Cameron International	97,700 a,b	4,068,228
ENSCO International	158,900 b	9,950,318
Fluor	86,400	12,196,224
FMC Technologies	180,700 a	10,280,023
Foster Wheeler	17,500 a	990,850
Grant Prideco	37,400 a	1,840,828
Jacobs Engineering Group	124,200 a,b	9,139,878
National Oilwell Varco	475,900 a	27,783,042
URS	195,100 a	6,377,819
Williams	359,500	11,856,310
		107,793,873
Non-Energy Minerals--.5%
AK Steel Holding	83,400	4,538,628
Process Industries--4.4%
Crown Holdings	250,800 a	6,310,128
Mosaic	139,700 a,b	14,333,220
Owens-Illinois	218,800 a	12,346,884
Pactiv	78,300 a	2,052,243
Sealed Air	154,300 b	3,896,075
		38,938,550
Producer Manufacturing--7.1%
AMETEK	149,400	6,560,154
Autoliv	71,200	3,574,240
Cummins	326,500	15,286,730
Hubbell, Cl. B	39,000	1,703,910

Ingersoll-Rand, Cl. A	244,000	10,877,520
Manitowoc	41,600	1,697,280
Mettler-Toledo International	88,100 a	8,556,272
Roper Industries	122,400 b	7,275,456
Teleflex	56,300	2,686,073
Thomas & Betts	132,700 a	4,826,299
		63,043,934
Retail Trade--6.2%
Brinker International	13,500	250,425
Dollar Tree	306,300 a,b	8,450,817
Family Dollar Stores	495,500 b	9,662,250
GameStop, Cl. A	191,900 a,b	9,923,149
Kroger	99,500	2,527,300
Sherwin-Williams	273,900 b	13,979,856
Tiffany & Co.	258,100 b	10,798,904
		55,592,701
Technology Services--5.3%
Alliance Data Systems	26,400 a,b	1,254,264
CA	141,900 b	3,192,750
CIGNA	357,300	14,495,661
Computer Sciences	137,400 a	5,604,546
Express Scripts	77,000 a	4,952,640
HLTH	63,800 a,b	608,652
Humana	196,900 a	8,832,934
Lincare Holdings	37,600 a	1,056,936
Metavante Technologies	0 a	3
Teradata	326,800 a	7,209,208
		47,207,594
Transportation--2.0%
CSX	234,000	13,120,380
Frontline	96,600 b	4,445,532
		17,565,912
Utilities--8.5%
AGL Resources	106,300	3,648,216
Alliant Energy	200,100	7,005,501
American Electric Power	79,900	3,326,237
Consolidated Edison	249,900 b	9,921,030
DTE Energy	61,700	2,399,513
Mirant	168,800 a,b	6,142,632
NRG Energy	206,200 a,b	8,039,738
PG & E	342,200	12,599,804
Reliant Energy	491,326 a	11,619,860
Sierra Pacific Resources	724,400	9,149,172
Southern Union	56,300	1,310,101
		75,161,804
Total Common Stocks
(cost $881,758,285)		874,316,664

Other Investment--.1%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $906,000)	906,000 [c]	906,000

Investment of Cash Collateral for
Securities Loaned--21.6%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund

(cost $192,092,320)	192,092,320 [c]	192,092,320

Total Investments (cost $1,074,756,605)	120.2%	1,067,314,984
Liabilities, Less Cash and Receivables	(20.2%)	(179,884,040)
Net Assets	100.0%	887,430,944

a	Non-income producing security.
b	All or a portion of these securities are on loan. At March 31, 2008, the total market value of the fund's securities on loan is $186,388,825 and the total market value of the collateral held by the fund is $192,092,320.
c	Investment in affiliated money market mutual fund.

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,074,756,605. Net unrealized depreciation on investments was $7,441,621 of which $93,306,912 related to appreciated investment securities and $100,748,533 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumption in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	1,067,314,984		0

Level 2 - Other Significant Observable Inputs	0		0

Level 3 - Significant Unobservable Inputs	0		0

Total	1,067,314,984		0

* Other financial instruments include futures, forwards and swap contracts.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 22, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	May 22, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)